Unaudited Consolidated Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred finance fees, current portion	$ 1,553	$ 1,748
Debt issuance costs, noncurrent, net	$ 310	$ 1,131
Common unitholders - units outstanding	36,802,247	36,802,247
General partner outstanding	35,526	35,526
Series A Preferred unitholders
Preferred units, authorized	3,450,000	3,450,000
Preferred units, issued	3,000,000	3,000,000
Series B Preferred unitholders
Preferred units, authorized	2,530,000	2,530,000
Preferred units, issued	2,200,000	2,200,000
Preferred units, outstanding	2,200,000